GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
GOODWILL

12. GOODWILL

        The change in the net carrying amount of goodwill for 2012 and 2011 by reportable segments was as follows:

	Russia	Ukraine	Uzbekistan	Other	Total
Balance at January 1, 2011
Gross amount of goodwill	$769,958	$5,327	$108,544	$145,602	$1,029,431
Accumulated impairment loss	(48,096)	—	—	—	(48,096)

	721,862	5,327	108,544	145,602	981,335

Acquisitions (Note 3)	150,066	—	—	—	150,066
Finalization of purchase accounting	6,945	—	—	—	6,945
Currency translation adjustment	(46,988)	(19)	—	(8,433)	(55,440)

Balance at December 31, 2011
Gross amount of goodwill	877,413	5,308	108,544	137,169	1,128,434
Accumulated impairment loss	(45,528)	—	—	—	(45,528)

	831,885	5,308	108,544	137,169	1,082,906

Acquisitions (Note 3)	46,890	—	—	—	46,890
Impairment loss (Note 4)	—	—	(108,544)	—	(108,544)
Currency translation adjustment	52,483	(2)	—	(6,054)	46,427

Balance at December 31, 2012
Gross amount of goodwill	979,519	5,306	108,544	131,115	1,224,484
Accumulated impairment loss	(48,261)	—	(108,544)	—	(156,805)

	$931,258	$5,306	$—	$131,115	$1,067,679